Shareholders' equity (Tables)	12 Months Ended
Mar. 31, 2018
Changes in Number of Shares of Common Stock Issued

Changes in the number of shares of common stock issued have resulted from the following:

	For the years ended March 31,
	2016	2017	2018
Common stock issued
Balance at beginning of year	3,417,997,492	3,337,997,492	3,262,997,492
Issuance during the year	—	—	—
Purchase and retirement	(80,000,000)	(75,000,000)	—

Balance at end of year	3,337,997,492	3,262,997,492	3,262,997,492

Additional Information Regarding Repurchase, Reissuance and Retirement of Treasury Stock

The repurchase, reissuance and retirement of treasury stock for the years ended March 31, 2016, 2017 and 2018 are as follows:

For the year ended March 31, 2016

Repurchase of treasury stock

Reason for repurchasing treasury stock -

The repurchase was made to avoid the dilution of common share value as a result of the issuance of the First Series Model AA Class Shares.

Details of matters relating to repurchase -

Number of common shares repurchased	47,100,000 shares
Total purchase price for repurchase of shares	¥349,935 million

Reason for repurchasing treasury stock -

The repurchase was made to return capital to shareholders in addition to promoting capital efficiency and agile capital policy in view of the business environment.

Details of matters relating to repurchase -

Number of common shares repurchased	62,942,900 shares
Total purchase price for repurchase of shares	¥432,692 million

Retirement of treasury stock

Reason for retiring treasury stock -

The retirement was made to relieve concerns regarding the dilution of common share value due to reissuanceof treasury stock in the future.

Details of matters relating to retirement -

Number of common shares retired	80,000,000 shares

The amount on retirement of treasury stock was treated as a reduction in additional paid-in capital and retained earnings. As a result, treasury stock, additional paid-in capital and retained earnings decreased by ¥400,537 million, ¥1,048 million and ¥399,489 million, respectively.

For the year ended March 31, 2017

Repurchase of treasury stock

Reason for repurchasing treasury stock -

The repurchase was made to return capital to shareholders in addition to promoting capital efficiency and agile capital policy in view of the business environment.

Details of matters relating to repurchase -

Number of common shares repurchased	116,555,700 shares
Total purchase price for repurchase of shares	¥699,986 million

Reissuance of treasury stock

Reason for reissuing treasury stock and details of matters relating to reissuance -

On August 1, 2016, the parent company implemented share exchange as a result of which the parent company became a wholly owning parent company and Daihatsu Motor Co., Ltd. (“Daihatsu”) became a wholly owned subsidiary, and the parent company acquired additional shares of Daihatsu. As a result of this share exchange, the parent company issued 52,856,096 shares of treasury stock, treasury stock decreased by ¥283,561 million and gains on disposal of treasury stock occurred in the amount of ¥27,972 million. As a result, additional paid-in capital increased by ¥27,972 million. As a result of acquiring additional shares of Daihatsu, additional paid-in capital, noncontrolling interests and accumulated other comprehensive income (loss) decreased by ¥53,742 million, ¥255,565 million and ¥2,226 million, respectively.

Retirement of treasury stock

Reason for retiring treasury stock -

The retirement was made to relieve concerns regarding the dilution of common share value due to reissuanceof treasury stock in the future.

Details of matters relating to retirement -

Number of common shares retired	75,000,000 shares

The amount on retirement of treasury stock was treated as a reduction in additional paid-in capital and retained earnings. As a result, treasury stock, additional paid-in capital and retained earnings decreased by ¥407,383 million, ¥27,374 million and ¥380,009 million, respectively.

For the year ended March 31, 2018

Repurchase of treasury stock

Reason for repurchasing treasury stock -

The repurchase was made to return capital to shareholders in addition to promoting capital efficiency and agile capital policy in view of the business environment.

Details of matters relating to repurchase -

Number of common shares repurchased	73,708,400 shares
Total purchase price for repurchase of shares	¥499,989 million

Reissuance of treasury stock

Reason for reissuing treasury stock -

On August 4, 2017, the parent company and Mazda Motor Corporation (Mazda) signed an agreement to enter a business and capital alliance, with the aim of further strengthening their lasting partnership. The parent company acquired common stock newly issued by Mazda through a third-party allotment. Mazda acquired the parent company’s shares that were equivalent in value to the Mazda shares through a disposition of treasury stock involving a third-party allotment implemented by the parent company.

Details of matters relating to reissuance -

Number of common shares reissued	8,293,300 shares
Amount of proceeds	¥50,000 million